Note Income taxes (Components of deferred tax assets and liabilities) (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Tax credits available for carryforward	$ 23,657	$ 24,048
Net operating loss and other carryforward available	837,087	823,670
Postretirement and pension benefits	83,390	85,488
Allowance for loan losses	535,255	624,170
Accelerated depreciation	7,749	8,383
FDIC-assisted transaction	95,851
Difference in outside basis from pass-through entities	20,209	30,424
Other temporary differences	32,479	31,985
Total gross deferred tax assets	1,641,682	1,635,689
Deferred tax liabilities:
FDIC-assisted transaction		60,402
Indefinite-lived intangibles	73,678	64,982
Unrealized net gain (loss) on trading and available-for-sale securities	11,040	18,403
Other temporary differences	11,688	10,262
Total gross deferred tax liabilities	96,406	154,049
Valuation allowance	496,307	447,824
Net deferred tax asset	1,048,969	1,033,816
PUERTO RICO
Deferred tax assets:
Tax credits available for carryforward	15,900	16,069
Net operating loss and other carryforward available	116,154	115,512
Postretirement and pension benefits	83,390	85,488
Allowance for loan losses	516,643	603,462
Accelerated depreciation	1,963	1,300
FDIC-assisted transaction	95,851
Difference in outside basis from pass-through entities	20,209	30,424
Other temporary differences	24,957	25,084
Total gross deferred tax assets	879,801	881,232
Deferred tax liabilities:
FDIC-assisted transaction		60,402
Indefinite-lived intangibles	34,081	31,973
Unrealized net gain (loss) on trading and available-for-sale securities	23,823	26,364
Other temporary differences	10,579	9,876
Total gross deferred tax liabilities	68,483	128,615
Valuation allowance	89,852	67,263
Net deferred tax asset	721,466	685,354
UNITED STATES
Deferred tax assets:
Tax credits available for carryforward	7,757	7,979
Net operating loss and other carryforward available	720,933	708,158
Postretirement and pension benefits	0	0
Allowance for loan losses	18,612	20,708
Accelerated depreciation	5,786	7,083
FDIC-assisted transaction	0
Difference in outside basis from pass-through entities	0	0
Other temporary differences	7,522	6,901
Total gross deferred tax assets	761,881	754,457
Deferred tax liabilities:
FDIC-assisted transaction		0
Indefinite-lived intangibles	39,597	33,009
Unrealized net gain (loss) on trading and available-for-sale securities	(12,783)	(7,961)
Other temporary differences	1,109	386
Total gross deferred tax liabilities	27,923	25,434
Valuation allowance	406,455	380,561
Net deferred tax asset	327,503	348,462
Deferred loans origination fees
Deferred tax assets:
Deferred income	1,936	4,627
Deferred loans origination fees | PUERTO RICO
Deferred tax assets:
Deferred income	3,216	3,669
Deferred loans origination fees | UNITED STATES
Deferred tax assets:
Deferred income	(1,280)	958
Deferred gain
Deferred tax assets:
Deferred income	2,551	2,670
Deferred gain | PUERTO RICO
Deferred tax assets:
Deferred income	0	0
Deferred gain | UNITED STATES
Deferred tax assets:
Deferred income	2,551	2,670
Intercompany deferred gains
Deferred tax assets:
Deferred income	1,518	224
Intercompany deferred gains | PUERTO RICO
Deferred tax assets:
Deferred income	1,518	224
Intercompany deferred gains | UNITED STATES
Deferred tax assets:
Deferred income	$ 0	$ 0